Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021	December 31, 2020
NET LIABILITY AT BEGINNING OF PERIOD	(6,839)	(7,987)	(8,094)
Recognized in profit or loss	2,594	(621)	653
Recognized in other comprehensive income	942	1,453	(97)
Foreign currency translation differences	184	316	(449)
Reclassification equity-settled LTIPs	1,484	—	—
NET LIABILITY AT END OF PERIOD	(1,635)	(6,839)	(7,987)

Present value of funded obligation	(4,595)	(4,865)	(5,074)
Fair value of plan assets	4,434	4,224	3,940
	(161)	(641)	(1,134)
Present value of unfunded obligations	(1,474)	(6,198)	(6,853)
NET LIABILITY	(1,635)	(6,839)	(7,987)

Amounts in the balance sheet:
Liabilities	(1,635)	(6,839)	(7,987)
Assets	—	—	—
NET LIABILITY	(1,635)	(6,839)	(7,987)